Schedule of Investments (unaudited) July 31, 2021	BlackRock Long-Horizon Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 1.5%
Locaweb Servicos de Internet SA(a)	970,094	$4,639,762

France — 10.4%
EssilorLuxottica SA	60,598	11,439,865
LVMH Moet Hennessy Louis Vuitton SE	11,475	9,187,654
Schneider Electric SE	72,627	12,164,174

		32,791,693

India — 3.5%
HDFC Bank Ltd.	566,476	10,901,368

Japan — 3.9%
Sony Group Corp.	117,800	12,306,151

Spain — 3.0%
Cellnex Telecom SA(a)	145,524	9,490,581

United Kingdom — 8.5%
Prudential PLC	666,484	12,515,788
Reckitt Benckiser Group PLC	184,369	14,104,168

		26,619,956

United States — 68.5%
Amazon.com, Inc.(b)	3,472	11,553,393
American Express Co.	54,707	9,329,185
Boston Scientific Corp.(b)	288,661	13,162,942
Cadence Design Systems, Inc.(b)	86,803	12,816,463
Charles Schwab Corp.	124,736	8,475,811
Chart Industries, Inc.(b)(c)	41,391	6,434,231
Cognex Corp.	73,720	6,665,025
Intercontinental Exchange, Inc.	69,182	8,290,079
Intuit, Inc.	17,995	9,536,810
Intuitive Surgical, Inc.(b)	6,746	6,688,389
Mastercard, Inc., Class A	52,903	20,417,384
Microsoft Corp	60,566	17,255,859
Mondelez International, Inc., Class A	169,570	10,726,998
Natera, Inc.(b)	50,050	5,731,726
Otis Worldwide Corp.	110,947	9,935,304
Synchrony Financial	194,110	9,127,052
Thermo Fisher Scientific, Inc.	18,380	9,925,384
T-Mobile US, Inc.(b)	84,994	12,240,836
UnitedHealth Group, Inc.	36,789	15,165,162
Walt Disney Co.(b)	68,466	12,051,385

		215,529,418

Total Common Stocks — 99.3% (Cost: $223,620,172)		312,278,929

	Par (000)

Corporate Bonds

China — 0.0%
China Milk Products Group Ltd., 0.00%, 01/15/49(b)(d)(e)(f)	$1,000	1,000

Total Corporate Bonds — 0.0% (Cost: $1,000,000)		1,000

Security	Shares	Value

Preferred Securities

Preferred Stocks — 0.0%

United States — 0.0%
Proteus Digital Health, (Acquired 07/22/14, Cost: $7,000,007)(g)(h)	532,725	$5

Total Preferred Securities — 0.0% (Cost: $7,000,007)		5

Total Long-Term Investments — 99.3% (Cost: $231,620,179)		312,279,934

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(i)(j)	2,646,027	2,646,027
SL Liquidity Series, LLC, Money Market Series, 0.12%(i)(j)(k)	1,764,561	1,765,090

Total Short-Term Securities — 1.4% (Cost: $4,411,117)		4,411,117

Total Investments — 100.7% (Cost: $236,031,296)		316,691,051

Liabilities in Excess of Other Assets — (0.7)%		(2,238,482)

Net Assets — 100.0%		$314,452,569

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Convertible security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Zero-coupon bond.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $5, representing less than 0.05% of its net assets as of period end, and an original cost of $7,000,007.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

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Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Long-Horizon Equity Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$759,284	$1,886,743	(a)	$—	$—	$—	$2,646,027	2,646,027	$12		$—
SL Liquidity Series, LLC, Money Market Series	—	1,765,090	(a)	—	—	—	1,765,090	1,764,561	143	(b)	—

					$—	$—	$4,411,117		$155		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$4,639,762	$—	$—	$4,639,762
France	—	32,791,693	—	32,791,693
India	—	10,901,368	—	10,901,368
Japan	—	12,306,151	—	12,306,151
Spain	—	9,490,581	—	9,490,581
United Kingdom	—	26,619,956	—	26,619,956
United States	215,529,418	—	—	215,529,418
Corporate Bonds	—	1,000	—	1,000

Preferred Securities
Preferred Stocks	—	—	5	5

2

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Long-Horizon Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$2,646,027	$—	$—	$2,646,027

	$222,815,207	$92,110,749	$5	314,925,961

Investments Valued at NAV(a)				1,765,090

				$316,691,051

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Currency Abbreviation

USD	United States Dollar

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